Annual Total Returns - Fidelity Advisor Freedom® 2035 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2035 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(7.58%)
Annual Return 2019	25.98%
Annual Return 2020	16.74%